UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2006

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments February 28, 2006  (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.5%)
	Australia ‡ (3.2%)
	Beverages: Alcoholic
1,397,300	McGuigan Simeon Wines Ltd.	$3,194,191

	Data Processing Services
613,100	Computershare Ltd.	3,071,370

	Other Consumer Services
564,000	A.B.C. Learning Centres Ltd.	3,163,874

	Total Australia	9,429,435

	Bermuda (4.5%)
	Insurance Brokers/Services
136,000	Willis Group Holdings Ltd.	4,683,840

	Multi-Line Insurance
151,700	Axis Capital Holdings Ltd.	4,696,632

	Semiconductors
66,117	Marvell Technology Group Ltd.*	4,047,683

	Total Bermuda	13,428,155

	British Virgin Islands (1.4%)
	Electronic Equipment/Instruments
192,600	Nam Tai Electronics, Inc. (Hong Kong)	4,233,348

	Canada (3.2%)
	Biotechnology
230,600	Angiotech Pharmaceuticals, Inc.*	3,581,218

	Food: Specialty/Candy
582,000	SunOpta, Inc.*	4,382,460

	Oil & Gas Production
30,100	Ultra Petroleum Corp.*	1,566,404

	Total Canada	9,530,082

	Cayman Islands (0.6%)
	Contract Drilling
32,940	GlobalSantaFe Corp.	1,822,900

	Denmark ‡ (1.5%)
	Major Banks
123,000	Danske Bank A/S	4,385,401

	Germany ‡ (4.5%)
	Apparel/Footwear
22,126	Adidas-Salomon AG	4,324,774

	Finance/Rental/Leasing
20,921	Grenkeleasing AG	1,247,403

	Financial Conglomerates
46,600	Hypo Real Estate Holding AG	3,061,927

	Pharmaceuticals: Major
67,400	Schering AG	4,841,620

	Total Germany	13,475,724

	Hong Kong ‡ (5.6%)
	Agricultural Commodities/Milling
4,224,000	Global Bio-Chem Technology Group Co., Ltd.	2,380,728

	Apparel/Footwear Retail
1,057,500	Esprit Holdings Ltd.	8,116,889

	Computer Processing Hardware
6,956,000	Lenovo Group Ltd.	2,853,454

	Wholesale Distributors
1,556,400	Li & Fung Ltd.	3,138,190

	Total Hong Kong	16,489,261

	Israel (1.0%)
	Pharmaceuticals: Other
72,300	Teva Pharmaceutical Industries Ltd. (ADR).	3,035,877

	Italy ‡ (3.7%)
	Major Banks
624,400	Banca Monte dei Paschi di Siena SpA	3,228,461
1,078,000	UniCredito Italiano SpA	7,838,062

	Total Italy	11,066,523

	Japan ‡ (2.3%)
	Home Building
66,000	Daito Trust Construction Co., Ltd.	3,096,971

	Industrial Machinery
207,300	OSG Corp.	3,846,144

	Total Japan	6,943,115

	Mexico (1.2%)
	Beverages: Non-Alcoholic
39,300	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units) †	3,418,707

	Singapore (4.7%)
	Airlines

620,000	Singapore Airlines Ltd. ‡	5,620,202

	Electronic Components
466,100	Flextronics International Ltd.*	5,029,219

	Marine Shipping
4,518,000	Cosco Corp. Ltd. ‡	3,292,506

	Total Singapore	13,941,927

	South Africa ‡ (1.4%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd.*	3,977,077

	Spain ‡ (8.0%)
	Apparel/Footwear Retail
104,000	Industria de Diseno Textil, S.A.	3,731,327

	Broadcasting
145,022	Antena 3 Television S.A.	3,846,250
188,600	Gestevision Telecinco S.A.	4,600,914
		8,447,164
	Major Banks
165,640	Banco Bilbao Vizcaya Argentaria, S.A.	3,371,973
342,889	Banco Santander Central Hispano S.A.	5,006,970
		8,378,943
	Major Telecommunications
217,718	Telefonica S.A.	3,356,302

	Total Spain	23,913,736

	Switzerland ‡ (1.8%)
	Financial Conglomerates
50,854	UBS AG (Registered Shares)	5,391,387

	Taiwan (1.4%)
	Semiconductors
438,500	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,266,605

	United Kingdom ‡ (10.7%)
	Beverages: Alcoholic
300,300	SABMiller PLC	5,969,969

	Hotels/Resorts/Cruiselines
81,191	Carnival PLC	4,464,293

	Investment Managers
125,522	Man Group PLC	5,087,386

	Major Banks
147,912	Royal Bank of Scotland Group PLC	4,950,708
185,297	Standard Chartered PLC	4,839,684
		9,790,392
	Pharmaceuticals: Other
416,236	Shire PLC	6,555,388

	Total United Kingdom	31,867,428

	United States (35.8%)
	Apparel/Footwear
160,000	Under Armour, Inc. (Class A)*	4,510,400

	Biotechnology
86,416	Amgen, Inc.*	6,523,544
51,832	Genentech, Inc.*	4,441,484
73,000	Gilead Sciences, Inc.*	4,545,710
		15,510,738
	Computer Processing Hardware
89,000	Apple Computer, Inc.*	6,100,060

	Department Stores
44,400	Kohl’s Corp.*	2,136,084

	Electronic Components
122,200	Amphenol Corp. (Class A)	6,138,106

	Finance/Rental/Leasing
28,590	Capital One Financial Corp.	2,504,484

	Investment Banks/Brokers
41,300	Goldman Sachs Group, Inc. (The)	5,835,277
59,682	Merrill Lynch & Co., Inc.	4,608,047
		10,443,324
	Managed Health Care
69,422	Aetna, Inc.	3,540,522
105,200	UnitedHealth Group, Inc.	6,125,796
		9,666,318
	Media Conglomerates
377,231	News Corp. (Class A)	6,141,321

	Medical Specialties
84,900	Bard (C.R.), Inc.	5,560,101
43,600	Fisher Scientific International, Inc.*	2,971,776
		8,531,877
	Oilfield Services/Equipment
76,186	BJ Services Co.	2,385,384
52,900	Halliburton Co.	3,597,200
		5,982,584
	Packaged Software
271,822	Symantec Corp.*	4,591,074

	Pharmaceuticals: Major
98,070	Johnson & Johnson	5,653,735
200,588	Schering-Plough Corp.	3,710,878
		9,364,613
	Semiconductors
230,900	Intel Corp.	4,756,540
85,400	Linear Technology Corp.	3,147,844
		7,904,384
	Specialty Stores
126,800	Staples, Inc.	3,111,672

	Telecommunication Equipment
167,882	Corning, Inc.*	4,098,000

	Total United States	106,735,039
	TOTAL COMMON STOCKS
	(Cost $270,096,038)	287,351,727

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (3.5%)
	REPURCHASE AGREEMENT
$10,549	Joint repurchase agreement account 4.555%
	due 03/01/06 (dated 2/28/06;
	proceeds $10,550,335) (a) (Cost $10,549,000)		10,549,000

	TOTAL INVESTMENTS
	(Cost $280,645,038) (b)	100.0%	297,900,727
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	5,815
	NET ASSETS	100.0%	$297,906,542

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit;
stocks with attached warrants.
‡	Securities with total market value equal to $135,851,795 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,614,753 and the aggregate gross unrealized depreciation is $5,359,064, resulting in net unrealized appreciation of $17,255,689.

Morgan Stanley Global Advantage Fund

Summary of Investments February 28, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$33,621,259	11.3%
Biotechnology	19,091,956	6.4
Semiconductors	16,218,672	5.5
Pharmaceuticals: Major	14,206,233	4.8
Apparel/Footwear Retail	11,848,216	4.0
Electronic Components	11,167,325	3.8
Repurchase Agreement	10,549,000	3.5
Investment Banks/Brokers	10,443,324	3.5
Managed Health Care	9,666,318	3.2
Pharmaceuticals: Other	9,591,265	3.2
Beverages: Alcoholic	9,164,160	3.1
Computer Processing Hardware	8,953,514	3.0
Apparel/Footwear	8,835,174	3.0
Medical Specialties	8,531,877	2.9
Financial Conglomerates	8,453,314	2.8
Broadcasting	8,447,164	2.8
Media Conglomerates	6,141,321	2.1
Oilfield Services/Equipment	5,982,584	2.0
Airlines	5,620,202	1.9
Investment Managers	5,087,386	1.7
Multi-Line Insurance	4,696,632	1.6
Insurance Brokers/Services	4,683,840	1.6
Packaged Software	4,591,074	1.5
Hotels/Resorts/Cruiselines	4,464,293	1.5
Food: Specialty/Candy	4,382,460	1.5
Electronic Equipment/Instruments	4,233,348	1.4
Telecommunication Equipment	4,098,000	1.4
Pharmaceuticals: Generic Drugs	3,977,077	1.3
Industrial Machinery	3,846,144	1.3
Finance/Rental/Leasing	3,751,887	1.3
Beverages: Non-Alcoholic	3,418,707	1.1
Major Telecommunications	3,356,302	1.1
Marine Shipping	3,292,506	1.1
Other Consumer Services	3,163,874	1.1
Wholesale Distributors	3,138,190	1.1
Specialty Stores	3,111,672	1.0
Home Building	3,096,971	1.0
Data Processing Services	3,071,370	1.0
Agricultural Commodities/Milling	2,380,728	0.8
Department Stores	2,136,084	0.7
Contract Drilling	1,822,900	0.6
Oil & Gas Production	1,566,404	0.5

	$297,900,727	100.0%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006